Fair Value Measurements - Carrying Values and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities carried at historical cost on the consolidated balance sheets
Deferred financing costs, net	$ 8,689	$ 0
Carrying Value | Level 2
Assets carried at historical cost on the consolidated balance sheets
Investments in debt securities	230,498	209,337	$ 193,045
Interest rate caps		0	101
Liabilities carried at historical cost on the consolidated balance sheets
Interest rate swaps		8,683	0
Fair Value | Level 2
Assets carried at historical cost on the consolidated balance sheets
Investments in debt securities	234,413	209,390	193,045
Interest rate caps		29	101
Liabilities carried at historical cost on the consolidated balance sheets
Interest rate swaps		8,683	0
Credit facilities
Liabilities carried at historical cost on the consolidated balance sheets
Deferred financing costs, net	0	6,044	8,207
Credit facilities | Carrying Value | Level 3
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	0	2,321,585	2,355,948
Credit facilities | Fair Value | Level 3
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	0	2,329,551	2,324,249
Mortgage loans
Liabilities carried at historical cost on the consolidated balance sheets
Deferred financing costs, net	18,850	9,256	41,718
Mortgage loans | Carrying Value | Level 2
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	4,177,516	5,263,994	5,305,911
Mortgage loans | Fair Value | Level 2
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	4,195,249	5,265,180	5,194,530
Warehouse loans
Liabilities carried at historical cost on the consolidated balance sheets
Deferred financing costs, net	13,471
Warehouse loans | Carrying Value | Level 3
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	1,500,000	0	114,023
Warehouse loans | Fair Value | Level 3
Liabilities carried at historical cost on the consolidated balance sheets
Liabilities carried at historical cost	$ 1,501,248	$ 0	$ 114,023